STATEMENTS OF OPERATIONS - USD ($)	2 Months Ended	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
General and administrative expenses	$ 1,500	$ 1,472,921			$ 95,980					$ 4,141,810	$ 208,562	$ 309,169
General and administrative expenses - related party	0	52,500			52,500					157,500	122,500	175,000
Franchise tax expense	800	50,411			50,000					149,639	149,750	199,700
(Loss) income from operations	(2,300)	(1,575,832)			(198,480)					(4,448,949)	(480,812)	(683,869)
Interest income from investments in Trust Account	0	5,798			73,393					58,474	194,901	254,149
Change in fair value of derivative warrant liabilities	0	1,138,000			(2,279,000)					3,523,000	(5,198,670)	(7,583,670)
Offering costs associated with derivative warrant liabilities	0											(315,080)
Loss before income tax fvexpense	(2,300)	(432,034)			(2,404,087)					(867,475)	(5,799,661)	(8,328,470)
Income tax expense	0				12,573						12,573	11,434
Net income (loss)	$ (2,300)	$ (432,034)	$ (6,120,741)	$ 5,685,300	$ (2,416,660)	$ (2,618,735)	$ (776,839)	$ (435,441)	$ (3,395,574)	$ (867,475)	$ (5,812,234)	(8,339,904)
Class A common stock
Net income (loss)												$ (6,399,368)
Basic and diluted weighted average common shares outstanding	0	23,000,000	23,000,000	23,000,000	23,000,000	23,000,000	4,802,198	23,000,000	13,901,099	23,000,000	16,956,204	18,475,410
Earnings Basic and diluted	$ 0	$ (0.02)	$ (0.21)	$ 0.20	$ (0.08)	$ (0.09)	$ (0.08)	$ (0.02)	$ (0.18)	$ (0.03)	$ (0.26)	$ (0.35)
Class B common stock
Net income (loss)												$ (1,940,536)	$ (2,300)
Basic and diluted weighted average common shares outstanding	5,000,000		5,750,000	5,750,000	5,750,000	5,750,000	5,156,593	5,750,000	5,453,297		5,552,920	5,602,459	5,000,000
Earnings Basic and diluted	$ 0.00	$ (0.02)	$ (0.21)	$ 0.20	$ (0.08)	$ (0.09)	$ (0.08)	$ (0.02)	$ (0.18)	$ (0.03)	$ (0.26)	$ (0.35)
Adjustment
Interest income from investments in Trust Account												$ 254,149
Change in fair value of derivative warrant liabilities												(7,583,670)
Offering costs associated with derivative warrant liabilities												(315,080)
Net income (loss)												$ (8,339,904)